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October 29, 2018	Adam Lovell (202) 508-4688 Adam.Lovell@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	PIMCO Energy and Tactical Credit Opportunities Fund

Registration Statement on Form N-2

Ladies and Gentleman:

On behalf of PIMCO Energy and Tactical Credit Opportunities Fund, a Massachusetts business trust (the “Fund”), we are today filing a Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”). Earlier today, we filed a Form N-8A pursuant to the 1940 Act on behalf of the Fund.

Pursuant to Section 6 of the Securities Act, we have calculated the Registration Fees and have transmitted such fees in the amount of $121.20 to the designated lockbox at U.S. Bank in St. Louis, Missouri.

Please direct any questions or comments regarding this filing to me at (202) 508-4688 or to Sarah Clinton at (617) 951-7375.

Sincerely, /s/ Adam Lovell Adam Lovell

cc:	Joshua D. Ratner, Esq.
Wu-Kwan Kit, Esq.
Sarah Clinton, Esq.